November 27, 2023

Securities and Exchange Commission

Office of Filings and Information Services

100 F Street, NE

Washington, D.C. 20549

Re:       BNY Mellon Investment Funds I (the "Registrant")

-	BNY Mellon International Equity Fund
-	BNY Mellon Small Cap Growth Fund
-	BNY Mellon Small Cap Value Fund
-	BNY Mellon Small/Mid Cap Growth Fund

1933 Act File No.: 33-08214

1940 Act File No.: 811-04813

CIK No.: 0000799295

Ladies and Gentlemen:

Transmitted for filing is Form N-CSR for the above-referenced series of the Registrant for the annual period ended September 30, 2023.

Please direct any questions or comments to the attention of the undersigned at (412) 236-9846.

Sincerely yours,

/s/Shelby L. Pelesky

Shelby L. Pelesky

Associate Paralegal I

Enclosure